Trade Receivables - Summary of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount	$ 74,978	$ 29,991
Expected credit loss	22	9	$ 8
Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount	$ 75,000	$ 30,000
Within 3 Months
Disclosure Of Provision Matrix [Line Items]
Expected loss rate	0.03%	0.03%
Expected credit loss	$ 22	$ 9
Within 3 Months | Gross Carrying Amount
Disclosure Of Provision Matrix [Line Items]
Gross carrying amount	$ 75,000	$ 30,000